Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Consolidated net profit/loss for the year	€ (45,477)	€ (19,770)	€ (9,896)
Adjustments for:
Income tax expense	1,791	0	0
Depreciation and amortization	4,518	1,840	1,117
Loss from disposals of non-current assets	20	51	0
Interest and similar (income) and expenses, net	2,148	(18)	(73)
Equity-settled share-based payment transactions	1,942	1,125	1,146
Net foreign exchange (gain) / loss	(826)	531	(110)
Inventories	(3,167)	(4,032)	(982)
Trade receivables	572	(589)	105
Other financial and non-financial assets	(4,209)	(600)	(209)
Provisions	14	683	280
Trade and other payables	2,320	2,422	272
Contract liabilities	(1,013)	1,209	0
Other financial and non-financial liabilities	1,941	213	31
Net cash from operating activities	(39,426)	(16,935)	(8,319)
Cash flows from investing activities
Acquisition of intangible assets	(3,346)	(8,286)	(5,277)
Acquisition of property, plant and equipment	(7,612)	(6,724)	(1,890)
Interest income received	0	83	8
Net cash used in investing activities	(10,958)	(14,927)	(7,159)
Cash flows from financing activities
Proceeds from issue of share capital	58,239	61,746	10,419
Proceeds from issue of convertible notes	0	5,000	0
Proceeds from short-term loans	7,500	2,500	0
Repayment of short-term loans	(7,500)	(2,500)	0
Payments of lease liabilities	(1,056)	(675)	(439)
Interest expenses paid	(2,381)	(555)	(93)
Proceeds from other financial assets	0	741	1,571
Net cash from financing activities	54,802	66,257	11,458
Net increase/decrease in cash and cash equivalents	4,418	34,395	(4,020)
Cash and cash equivalents at January 1	43,198	8,914	12,923
Effects of movements in exchange rates on cash and cash equivalents	527	(111)	11
Cash and cash equivalents at December 31	€ 48,143	€ 43,198	€ 8,914